Schedule of Investments (unaudited)
December 31, 2022
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Boeing Co.(a)	53,770	$ 10,242,647
Lockheed Martin Corp.	73,677	35,843,124
Northrop Grumman Corp.	5,337	2,911,921
		48,997,692
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	206,676	35,928,556
Automobiles — 2.3%
Tesla, Inc.(a)	814,622	100,345,138
Beverages — 3.1%
Coca-Cola Co.	923,015	58,712,984
Monster Beverage Corp.(a)	106,696	10,832,845
PepsiCo, Inc.	368,201	66,519,193
		136,065,022
Biotechnology — 3.5%
AbbVie, Inc.	557,060	90,026,467
Amgen, Inc.	141,377	37,131,255
Moderna, Inc.(a)	6,446	1,157,831
Regeneron Pharmaceuticals, Inc.(a)	4,748	3,425,634
Vertex Pharmaceuticals, Inc.(a)	76,080	21,970,382
		153,711,569
Capital Markets — 1.2%
Blackstone, Inc., Class A, NVS	220,582	16,364,979
Charles Schwab Corp.	265,888	22,137,835
Moody’s Corp.	47,491	13,231,942
		51,734,756
Chemicals — 0.9%
Ecolab, Inc.	69,066	10,053,247
Linde PLC	32,702	10,666,738
Sherwin-Williams Co.	75,364	17,886,138
		38,606,123
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	121,136	19,003,816
Consumer Finance — 0.0%
American Express Co.	11,839	1,749,212
Electrical Equipment — 0.1%
Emerson Electric Co.	59,357	5,701,833
Entertainment — 0.5%
Netflix, Inc.(a)	62,228	18,349,793
Walt Disney Co.(a)	38,167	3,315,949
		21,665,742
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	112,169	23,764,124
Crown Castle, Inc.	135,983	18,444,734
Equinix, Inc.(b)	21,946	14,375,289
Public Storage	39,117	10,960,192
		67,544,339
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	139,550	63,704,575
Sysco Corp.	159,995	12,231,618
		75,936,193
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	71,156	7,812,217
Baxter International, Inc.	24,529	1,250,243
Edwards Lifesciences Corp.(a)	194,644	14,522,389
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(a)	102,261	$ 27,134,956
Stryker Corp.	59,242	14,484,077
		65,203,882
Health Care Providers & Services — 4.1%
Cigna Corp.	14,971	4,960,491
Elevance Health, Inc.	23,018	11,807,543
HCA Healthcare, Inc.	4,108	985,756
Humana, Inc.	28,126	14,405,856
McKesson Corp.	8,874	3,328,815
UnitedHealth Group, Inc.	268,288	142,240,932
		177,729,393
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	118,227	10,108,408
Booking Holdings, Inc.(a)	12,221	24,628,737
Marriott International, Inc., Class A	83,621	12,450,331
McDonald’s Corp.	56,603	14,916,588
Starbucks Corp.	130,114	12,907,309
		75,011,373
Household Products — 1.6%
Colgate-Palmolive Co.	160,464	12,642,959
Kimberly-Clark Corp.	62,866	8,534,059
Procter & Gamble Co.	316,953	48,037,397
		69,214,415
Industrial Conglomerates — 0.3%
General Electric Co.	19,147	1,604,327
Honeywell International, Inc.	62,452	13,383,464
		14,987,791
Insurance — 1.4%
Aon PLC, Class A	60,824	18,255,715
Marsh & McLennan Cos., Inc.	139,409	23,069,401
Progressive Corp.	160,084	20,764,496
		62,089,612
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A(a)	1,649,508	145,536,091
Alphabet, Inc., Class C, NVS(a)	1,462,814	129,795,486
Meta Platforms, Inc., Class A(a)	150,930	18,162,916
		293,494,493
Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc.(a)	2,801,524	235,328,016
IT Services — 7.6%
Accenture PLC, Class A	199,717	53,292,484
Automatic Data Processing, Inc.	120,815	28,857,871
Fiserv, Inc.(a)	16,905	1,708,589
International Business Machines Corp.	189,479	26,695,696
Mastercard, Inc., Class A	268,204	93,262,577
PayPal Holdings, Inc.(a)	110,642	7,879,923
Snowflake, Inc., Class A(a)	90,417	12,978,456
Visa, Inc., Class A	518,907	107,808,118
		332,483,714
Life Sciences Tools & Services — 0.3%
Danaher Corp.	13,928	3,696,770
Thermo Fisher Scientific, Inc.	15,045	8,285,131
		11,981,901
Machinery — 2.1%
Caterpillar, Inc.	142,859	34,223,302
Deere & Co.	86,922	37,268,677
Illinois Tool Works, Inc.	86,584	19,074,455
		90,566,434

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.3%
Charter Communications, Inc., Class A(a)(b)	33,791	$ 11,458,528
Metals & Mining — 0.0%
Southern Copper Corp.	17,536	1,058,999
Multiline Retail — 0.7%
Dollar General Corp.	71,021	17,488,921
Target Corp.	80,427	11,986,840
		29,475,761
Oil, Gas & Consumable Fuels — 0.9%
EOG Resources, Inc.	134,732	17,450,489
Occidental Petroleum Corp.(b)	206,582	13,012,600
Pioneer Natural Resources Co.	41,241	9,419,032
		39,882,121
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	72,316	17,942,323
Pharmaceuticals — 3.2%
Eli Lilly & Co.	216,185	79,089,120
Merck & Co., Inc.	334,091	37,067,397
Zoetis, Inc., Class A	148,398	21,747,727
		137,904,244
Road & Rail — 1.3%
CSX Corp.	167,964	5,203,525
Uber Technologies, Inc.(a)	523,756	12,952,486
Union Pacific Corp.	193,707	40,110,908
		58,266,919
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc.(a)	401,164	25,983,392
Analog Devices, Inc.	32,502	5,331,303
Applied Materials, Inc.	270,649	26,355,800
Broadcom, Inc.	124,490	69,606,094
KLA Corp.	44,683	16,846,832
Lam Research Corp.	43,121	18,123,756
Micron Technology, Inc.	65,041	3,250,749
NVIDIA Corp.	759,066	110,929,905
QUALCOMM, Inc.	353,179	38,828,499
Texas Instruments, Inc.	195,928	32,371,224
		347,627,554
Software — 17.3%
Adobe, Inc.(a)	146,348	49,250,492
Atlassian Corp., Class A(a)(b)	45,262	5,824,314
Autodesk, Inc.(a)	68,558	12,811,434
Security	Shares	Value
Software (continued)
Intuit, Inc.	86,857	$ 33,806,482
Microsoft Corp.	2,358,448	565,602,999
Oracle Corp.	330,994	27,055,450
Palo Alto Networks, Inc.(a)(b)	92,624	12,924,753
Salesforce, Inc.(a)	64,916	8,607,212
ServiceNow, Inc.(a)	63,108	24,502,943
VMware, Inc., Class A	32,427	3,980,739
Workday, Inc., Class A(a)(b)	62,904	10,525,726
		754,892,544
Specialty Retail — 2.8%
Home Depot, Inc.	188,894	59,664,059
Lowe’s Cos., Inc.	168,917	33,655,023
TJX Cos., Inc.	365,820	29,119,272
		122,438,354
Technology Hardware, Storage & Peripherals — 14.1%
Apple Inc.	4,737,206	615,505,176
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	386,208	45,190,198
Total Long-Term Investments — 99.8% (Cost: $4,444,538,649)		4,366,723,736
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	54,964,381	54,980,870
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	6,665,104	6,665,104
Total Short-Term Securities — 1.4% (Cost: $61,638,071)		61,645,974
Total Investments — 101.2% (Cost: $4,506,176,720)		4,428,369,710
Liabilities in Excess of Other Assets — (1.2)%		(53,545,810)
Net Assets — 100.0%		$ 4,374,823,900
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,926,531	$ 46,043,733(a)	$ —	$ 3,896	$ 6,710	$ 54,980,870	54,964,381	$ 89,626(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,166,000	499,104(a)	—	—	—	6,665,104	6,665,104	71,425	4
				$ 3,896	$ 6,710	$ 61,645,974		$ 161,051	$ 4
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	12	03/17/23	$ 1,516	$ (87,786)
Nasdaq 100 E-Mini Index	28	03/17/23	6,173	(356,603)
				$ (444,389)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,366,723,736	$ —	$ —	$ 4,366,723,736
Short-Term Securities
Money Market Funds	61,645,974	—	—	61,645,974
	$ 4,428,369,710	$ —	$ —	$ 4,428,369,710
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (444,389)	$ —	$ —	$ (444,389)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
4